To Whom It May Concern:
Westcor Land Title Insurance Company was engaged by FirstKey Mortgage, LLC (the “Client”) as diligence agent to review title reports for a population of 1,816 mortgage loans and 15 co-op share loans. As of this date Westcor did not receive current owners searches on 5 of the assets.   With respect to these 1,816 mortgage loans and 15 co-op share loans:
1.	As set forth in the title reports, the subject mortgage is recorded in the appropriate recording jurisdiction, with the exception of:

a.	15 co-op share loans for which, in lieu of a subject mortgage, a UCC1 or Deed of Trust is filed in the appropriate recording jurisdiction.

2.
As set forth in the title report for the 1,434  assets reported by the Client to be in a 1st lien position, the subject mortgage is in 1st lien position and recorded in the appropriate jurisdiction, with the exception of:

a.	14 co-op share loans for which, in lieu of a subject mortgage, a UCC1 or Deed of Trust is filed in the appropriate recording jurisdiction.

b.	99 first lien mortgage loans for which a clean title policy was issued which did not take exception to the prior liens/judgments.

c.
1 mortgage loan for which a clean title policy was issued which did not take exception to prior liens/judgments, but for which potentially superior post origination liens/judgments were found of record.  For this mortgage loan, the total amount of such potentially superior post origination recorded liens/judgments is $3,099.52. For the purposes of identifying potentially superior post-origination HOA liens which may not be enforceable due to statutory limitations, the Client provided a reference citing applicable state statutes.  Westcor has confirmed that the state statutes referenced by Client are current statutes.  Westcor has applied the effective dates and statutes of limitations referenced by Client without making a legal determination as to the rights or priorities of a potential lender, investor, or purchaser of interests in real estate and the total amount of such potentially superior post origination recorded liens/judgments is $3,099.52.

d.
40 mortgage loans for which potentially superior post origination liens/judgments were found of record. For those mortgage loans, the total amount of such potentially superior post origination recorded liens/judgments is $140,500.76.  For the purposes of identifying those potentially superior post-origination HOA liens which may not be enforceable due to statutory limitations, the Client provided a reference citing applicable state statutes.  Westcor has confirmed that the state statutes referenced by Client are current statutes.  Westcor has applied the effective dates and statutes of limitations referenced by Client without making a legal determination as to the rights or priorities of a potential lender, investor, or purchaser of interests in real estate and the total amount of such potentially superior post origination recorded liens/judgments is $55,903.35.

e.	75 mortgage loans for which prior liens/judgments were found of record. The total amount of such prior liens/judgments of record is $8,073,214.97.

f.
4 mortgage loans for which a prior liens/judgments were found of record, but for which potentially superior post origination liens/judgments were found of record.  The total amount of such prior liens/judgments of record is $1,414,474.69.  For those mortgage loans, the total amount of such potentially superior post origination recorded liens/judgments is $9,346.61. For the purposes of identifying potentially superior post-origination HOA liens which may not be enforceable due to statutory limitations, the Client provided a reference citing applicable state statutes.  Westcor has confirmed that the state statutes referenced by Client are current statutes.  Westcor has applied the

600 W. Germantown Pike, Suite 450, Plymouth Meeting, PA 19462

effective dates and statutes of limitations referenced by Client without making a legal determination as to the rights or priorities of a potential lender, investor, or purchaser of interests in real estate and the total amount of such potentially superior post origination recorded liens/judgments is $5,858.34.
g.	1 mortgage loan for which the subject mortgage was foreclosed.

3.
As set forth in the title report for the 397 assets reported by the Client to be in a 2nd lien position, the subject mortgage is in 2nd lien position and recorded in the appropriate jurisdiction, with the exception of:

a.	1 co-op share loan for which, in lieu of a subject mortgage, a UCC1 or Deed of Trust is filed in the appropriate recording jurisdiction.

b.	39 mortgage loans were found to be in 1st lien position

c.
1 mortgage loan was found to be in 1st lien position, but for which potentially superior post origination liens/judgments were found of record. For such mortgage loan, the total amount of such potentially superior post origination recorded liens/judgments is $234.84.  For the purposes of identifying those potentially superior post-origination HOA liens which may not be enforceable due to statutory limitations, the Client provided a reference citing applicable state statutes.  Westcor has confirmed that the state statutes referenced by Client are current statutes.  Westcor has applied the effective dates and statutes of limitations referenced by Client without making a legal determination as to the rights or priorities of a potential lender, investor, or purchaser of interests in real estate and the total amount of such potentially superior post origination recorded liens/judgments is $234.84.

d.	29 mortgage loans for which a clean title policy was issued which did not take exception to the prior liens/judgments.

e.
1 mortgage loan for which a clean title policy was issued which did not take exception to prior liens/judgments, but for which potentially superior post origination liens/judgments were found of record.  For this mortgage loan, the total amount of such potentially superior post origination recorded liens/judgments is $4,941.25. For the purposes of identifying potentially superior post-origination HOA liens which may not be enforceable due to statutory limitations, the Client provided a reference citing applicable state statutes.  Westcor has confirmed that the state statutes referenced by Client are current statutes.  Westcor has applied the effective dates and statutes of limitations referenced by Client without making a legal determination as to the rights or priorities of a potential lender, investor, or purchaser of interests in real estate and the total amount of such potentially superior post origination recorded liens/judgments is $0.

f.
5 mortgage loans for which potentially superior post origination liens/judgments were found of record. For those mortgage loans, the total amount of such potentially superior post origination recorded liens/judgments is $9,750.50.  For the purposes of identifying those potentially superior post-origination HOA liens which may not be enforceable due to statutory limitations, the Client provided a reference citing applicable state statutes.  Westcor has confirmed that the state statutes referenced by Client are current statutes.  Westcor has applied the effective dates and statutes of limitations referenced by Client without making a legal determination as to the rights or priorities of a potential lender, investor, or purchaser of interests in real estate and the total amount of such potentially superior post origination recorded liens/judgments is $3,242.75.

600 W. Germantown Pike, Suite 450, Plymouth Meeting, PA 19462

g.	3 mortgage loans for which prior liens/judgments were found of record. The total amount of such prior liens/judgments of record is $1,376,220.35.

Thank You,

Westcor Land Title Insurance Company